Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.86%
Belgium–4.05%
Anheuser-Busch InBev S.A./N.V., ADR	37,122	$2,477,151
China–1.17%
Kweichow Moutai Co. Ltd., A Shares	2,700	713,728
Finland–2.32%
Kone OYJ, Class B	27,258	1,421,848
France–2.66%
LVMH Moet Hennessy Louis Vuitton SE	1,778	1,629,462
Germany–9.40%
KION Group AG	69,976	2,703,143
SAP SE	24,237	3,048,947
		5,752,090
Hong Kong–3.67%
AIA Group Ltd.	213,600	2,244,377
Japan–1.06%
FANUC Corp.	9,500	342,571
Nabtesco Corp.	12,600	309,593
		652,164
Netherlands–3.40%
Topicus.com, Inc.(a)	29,117	2,080,740
Switzerland–4.43%
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	40,270	50,615
Temenos AG	38,223	2,660,600
		2,711,215
United Kingdom–10.55%
British American Tobacco PLC	78,221	2,741,234
Imperial Brands PLC	40,342	927,751
London Stock Exchange Group PLC	28,659	2,785,202
		6,454,187
United States–51.15%
Accenture PLC, Class A	6,137	1,754,016
Adobe, Inc.(a)	1,633	629,309
Alphabet, Inc., Class A(a)	25,417	2,636,505
Analog Devices, Inc.	12,850	2,534,277
Shares		Value
United States–(continued)
Aon PLC, Class A	7,487	$2,360,576
Aptiv PLC(a)	18,385	2,062,613
AutoZone, Inc.(a)	113	277,771
Becton, Dickinson and Co.(b)	8,217	2,034,036
CDW Corp.	6,013	1,171,874
Charter Communications, Inc., Class A(a)(b)	4,967	1,776,249
Equinix, Inc.	219	157,908
Honeywell International, Inc.	11,211	2,142,646
Microsoft Corp.	11,024	3,178,220
Roche Holding AG	5,612	1,606,084
Sabre Corp.(a)(b)	218,803	938,665
Visa, Inc., Class A(b)	14,063	3,170,644
Walt Disney Co. (The)(a)	12,576	1,259,235
Zoetis, Inc.(b)	9,708	1,615,800
		31,306,428
Total Common Stocks & Other Equity Interests (Cost $55,360,735)		57,443,390
Money Market Funds–5.86%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)(d)	1,256,817	1,256,817
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(c)(d)	892,015	892,193
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)(d)	1,436,363	1,436,363
Total Money Market Funds (Cost $3,585,191)		3,585,373
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.72% (Cost $58,945,926)		61,028,763
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.60%
Invesco Private Government Fund, 4.78%(c)(d)(e)	2,330,424	2,330,424
Invesco Private Prime Fund, 4.98%(c)(d)(e)	5,992,520	5,992,520
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,323,765)		8,322,944
TOTAL INVESTMENTS IN SECURITIES—113.32% (Cost $67,269,691)		69,351,707
OTHER ASSETS LESS LIABILITIES–(13.32)%		(8,152,613)
NET ASSETS–100.00%		$61,199,094

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,241,390	$1,288,420	$(1,272,993)	$-	$-	$1,256,817	$14,611
Invesco Liquid Assets Portfolio, Institutional Class	881,267	920,300	(909,281)	(86)	(7)	892,193	11,029
Invesco Treasury Portfolio, Institutional Class	1,418,731	1,472,480	(1,454,848)	-	-	1,436,363	17,490
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,672,052	9,490,113	(8,831,741)	-	-	2,330,424	22,459*
Invesco Private Prime Fund	4,299,563	19,030,306	(17,335,831)	(1,097)	(421)	5,992,520	60,562*
Total	$9,513,003	$32,201,619	$(29,804,694)	$(1,183)	$(428)	$11,908,317	$126,151

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$2,477,151	$—	$—	$2,477,151
China	—	713,728	—	713,728
Finland	—	1,421,848	—	1,421,848
France	—	1,629,462	—	1,629,462
Germany	—	5,752,090	—	5,752,090
Hong Kong	—	2,244,377	—	2,244,377
Japan	—	652,164	—	652,164
Netherlands	2,080,740	—	—	2,080,740
Switzerland	50,615	2,660,600	—	2,711,215
United Kingdom	—	6,454,187	—	6,454,187
United States	29,700,344	1,606,084	—	31,306,428
Money Market Funds	3,585,373	8,322,944	—	11,908,317
Total Investments	$37,894,223	$31,457,484	$—	$69,351,707
Invesco V.I. Global Core Equity Fund